Related Party Transactions (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012 Business	Dec. 31, 2011 Business	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jul. 31, 2011 UCI International and Autoparts Holding [Member] Autoparts Holdings Limited [Member]	Dec. 31, 2012 FRAM Group [Member]	Dec. 31, 2012 FRAM Group [Member] Champion [Member]
Related Party Transactions (Textual) [Abstract]
Costs incurred			$ 27.0	$ 12.5
Initial term of agreement					1 year
Additional renewal period					1 year
Agreement termination period due to prior written notice					120 days
Asset purchase agreement date							Mar. 21, 2012
Amount of equipment purchase under asset purchase agreement							5.6
Purchase price in excess of asset value						0.7
Net payable						$ 0.7
Related Party Transactions (Additional Textual) [Abstract]
Number of filtration businesses	2
Number of location in which business closed		2
Number of related businesses	2
Percentage of transfer price mark up	10.00%